Label	Element	Value
Hartford Global Impact Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AUGUST 8, 2019

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD GLOBAL IMPACT FUND SUMMARY PROSPECTUS

DATED MARCH 1, 2019

HARTFORD INTERNATIONAL/GLOBAL EQUITY FUNDS PROSPECTUS

DATED MARCH 1, 2019 AS SUPPLEMENTED TO DATE

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus and Prospectus.

I.            Effective immediately, in the sections entitled “Your Expenses” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Your Expenses” in the Prospectus, the last sentence of the initial lead in paragraph is deleted in its entirety and replaced with the following:

In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

II.           Effective October 4, 2019, Hartford Global Impact Fund (the “Fund”) will no longer operate as a feeder fund in a master/feeder structure and will no longer seek to achieve its objective by investing all of its assets in shares of the Global Impact Master Portfolio. As of October 4, 2019, the Fund will invest directly in portfolio investments. The Fund will continue to operate as a series of The Hartford Mutual Funds, Inc. In addition, Wellington Management Company LLP (“Wellington Management”), the Global Impact Master Portfolio’s sub-adviser, will serve as the Fund’s sub-adviser effective October 4, 2019.

Accordingly, effective October 4, 2019 the above referenced Summary Prospectus and Prospectus are revised as follows:

1.	References to Global Impact Master Portfolio or Master Portfolio are deleted throughout and replaced, where applicable, with references to Global Impact Fund or the Fund.

2.	The sections entitled “Your Expenses” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Your Expenses” in the Prospectus are deleted in their entirety and replaced with the following:

YOUR EXPENSES. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 82 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 153 of the Fund’s statement of additional information. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I, Class R6, Class Y, or Class F shares.

This Supplement should be retained with your Summary Prospectus and Statutory Prospectus for future reference.

Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Global Impact Fund
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
3.	Under the heading “Portfolio Turnover” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Portfolio Turnover” in the Prospectus, the paragraph is deleted in its entirety and replaced with the following:

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. Because the Fund has not yet commenced operations as a standalone investment company as of the date of this prospectus, the Fund’s portfolio turnover rate for the most recent fiscal year is not available. During the most recent fiscal year, the portfolio turnover rate for Hartford Global Impact Master Portfolio was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” for the Fund have been restated to reflect the current estimated amounts. "Other expenses” for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

• Your investment has a 5% return each year

• The Fund’s operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

• You reinvest all dividends and distributions

• You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
5.	Under the heading “Principal Investment Strategy” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Principal Investment Strategy” in the Prospectus, the first two sentences are deleted in their entirety and replaced with the following:

The Fund seeks to achieve its objective by investing in equity securities of issuers located throughout the world, including non-dollar securities and securities of emerging market issuers.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
4.	Under the heading “Principal Risks” in the Summary Prospectus and “Hartford Global Impact Fund Summary Section – Principal Risks” in the Prospectus, the “Master-Feeder Structure Risk” is deleted in its entirety.

Hartford Global Impact Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.91%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.59%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.19%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 665
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,025
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,409
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,483
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	665
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,025
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,409
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,483
Hartford Global Impact Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.94%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.56%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.94%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 297
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	738
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,305
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,849
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	738
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,305
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,849
Hartford Global Impact Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.71%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	687
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,563
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	687
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,563
Hartford Global Impact Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.91%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.41%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 144
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	577
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,036
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,309
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	144
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	577
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,036
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,309
Hartford Global Impact Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.86%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.11%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	484
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	484
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	880
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,989
Hartford Global Impact Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.81%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.81%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	391
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,660
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	83
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	391
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,660
Hartford Global Impact Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,525
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	354
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,525
Hartford Global Impact Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.80%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.63%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.79%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	716
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,648
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	81
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	387
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	716
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,648
Hartford Global Impact Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.62%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.69%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.62%	[4]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.69%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2021
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	659
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,525
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	354
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	659
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,525

[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.
[2]	"Management fees" have been restated to reflect the current Management fees that will apply to the Fund based on the Fund's management fee schedule.
[3]	"Other expenses" for the Fund have been restated to reflect the current estimated amounts. "Other expenses" for Class Y have been restated to reflect estimated amounts in connection with the new transfer agency fee effective May 1, 2019.
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.94% (Class C), 0.89% (Class I), 1.41% (Class R3), 1.11% (Class R4), 0.81% (Class R5), 0.69% (Class R6),0.79% (Class Y), and 0.69% (Class F). This contractual arrangement will remain in effect until February 28, 2021 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.